Equity Incentive Plans (Details) - Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model - Leafly Holdings, Inc.[Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plans (Details) - Schedule of fair value of each stock option award to employees on the date of grant using the Black-Scholes option pricing model [Line Items]
Risk-free interest rate	1.02%	0.63%	2.05%
Expected term in years	5 years 10 months 24 days	5 years 5 months 19 days	6 years 10 days
Expected volatility	61.18%	58.00%	59.00%
Expected dividend yield	0.00%	0.00%	0.00%